Fixed Assets and Intangible Assets - Schedule of Fixed Assets and Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014
Capitalized Software, net	$ 9,801	$ 10,551
Parent [Member]
Capitalized Software			$ 15,000
Less accumulated amortization			(5,199)
Capitalized Software, net			$ 9,801
Content Checked Inc [Member]
Capitalized Software		15,000		$ 15,000
Less accumulated amortization		(4,449)		(1,449)
Capitalized Software, net		$ 10,551		$ 13,551